CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 4,539	$ 5,130
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation	758	591
Provision for credit losses	630	600
Net premium accretion on securities	(577)	(747)
Deferred tax benefit	83	(555)
Earnings on bank owned life insurance	(159)	(151)
Net decrease (increase) in accrued interest receivable	27	(403)
Net (increase) decrease in other assets	(643)	1,469
Net increase in other liabilities	92	108
Net cash provided by operating activities	4,750	6,042
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities, calls and pay downs of securities available for sale	20,419	15,953
Purchases of securities available for sale	(7,845)	(28,503)
Net redemption (purchases) of FHLB stock	1,596	(2,709)
Loan originations and payments, net	(39,664)	(55,243)
Purchase of premises and equipment	(2,698)	(672)
Net cash used in investing activities	(28,192)	(71,174)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	69,325	6,670
Net (decrease) increase in short-term FHLB borrowings	(32,500)	61,450
Repayment of long-term FHLB borrowings	(10,000)
Dividends paid	(980)	(980)
Net cash provided by financing activities	25,845	67,140
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,403	2,008
Cash and cash equivalents at beginning of year	25,743	23,735
CASH AND CASH EQUIVALENTS AT END OF YEAR	28,146	25,743
Supplemental information
Interest paid	16,747	16,253
Taxes paid	$ 1,948	$ 661